CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 30	€ 32	€ 74
Share capital increase	€ 2,673